INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2023
Income Taxes [Abstract]
Disclosure of Major Components of Tax Expense (Income)

(in thousands of U.S. dollars)
For the years ended December 31	2023	2022
Income tax (expense) recovery - current	$(2,240)	$33,959
Income tax expense - deferred	(25,899)	(189,179)
Income tax expense from continuing operations	$(28,139)	$(155,220)

Income tax expense from discontinued operations - current	$—	$(43,114)
Income tax recovery from discontinued operations - deferred	—	40,482
Income tax expense from discontinued operations	$—	$(2,632)

Disclosure of Reconciliation of Accounting Profit Multiplied by Applicable Tax Rates
The tax on the Company’s income differs from the theoretical amount that would arise using the weighted average tax rate applicable to income of the consolidated entities as follows:

(in thousands of U.S. dollars)
For the years ended December 31	2023	2022
Income before income taxes from continuing operations	$149,963	$934,594
Combined statutory federal and provincial income tax rate	26.50%	26.50%
Expected income tax expense	39,740	247,667
Non-taxable gains on investments	(1,310)	(1,739)
Non-taxable losses (gains) on derivative financial instruments	2,193	(38,058)
Foreign tax rate differential(1)	(6,862)	(52,151)
Other, including permanent differences(2)	(5,622)	(499)
Income tax expense from continuing operations	$28,139	$155,220
(1) The Company’s single-family rental business is subject to the U.S. ordinary income tax rate of 21%, resulting in a reduction in Tricon’s effective tax rate from the Canadian combined statutory income tax rate of 26.5%.
(2) Other permanent differences include $3,026 of adjustments related to prior tax returns filed as well as non-deductible share compensation, non-deductible debentures discount amortization and non-deductible interest expense.
Disclosure of Deferred Income Tax Assets and Liabilities
The expected realization of deferred income tax assets and deferred income tax liabilities is as follows:

(in thousands of U.S. dollars)	December 31, 2023	December 31, 2022
Deferred income tax assets
Deferred income tax assets to be recovered after more than 12 months	$84,787	$75,062
Deferred income tax assets to be recovered within 12 months	—	—
Total deferred income tax assets	$84,787	$75,062

Deferred income tax liabilities
Deferred income tax liabilities reversing after more than 12 months	$629,090	$591,713
Deferred income tax liabilities reversing within 12 months	—	—
Total deferred income tax liabilities	$629,090	$591,713

Net deferred income tax liabilities	$544,303	$516,651
The movement of the deferred income tax accounts was as follows:

(in thousands of U.S. dollars)	December 31, 2023	December 31, 2022
Change in net deferred income tax liabilities
Net deferred income tax liabilities, beginning of year	$516,651	$364,744
Charge to the statement of comprehensive income	25,899	148,697
Charge to equity	1,944	1,945
Other	(191)	1,265
Net deferred income tax liabilities, end of year	$544,303	$516,651

The tax effects of the significant components of temporary differences giving rise to the Company’s deferred income tax assets and liabilities were as follows:

(in thousands of U.S. dollars)	Investments	Long-term incentive plan accrual	Performance fees liability	Issuance costs	Net operating losses	Other	Total
Deferred income tax assets
At December 31, 2022	$—	$8,009	$9,091	$8,723	$43,926	$5,313	$75,062
Addition / (Reversal)	—	496	652	(3,148)	11,691	34	9,725
At December 31, 2023	$—	$8,505	$9,743	$5,575	$55,617	$5,347	$84,787

(in thousands of U.S. dollars)			Investments	Rental properties	Deferred placement fees	Other	Total
Deferred income tax liabilities
At December 31, 2022			$1,505	$589,720	$488	$—	$591,713
Addition / (Reversal)			2,974	34,542	(139)	—	37,377
At December 31, 2023			$4,479	$624,262	$349	$—	$629,090